TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and

Statement of Additional Information, as applicable,

dated March 1, 2017, as amended and restated March 17, 2017

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Transamerica Developing Markets Equity

The following replaces the corresponding information in the Prospectus for Transamerica Developing Markets Equity under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the fund’s investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: OppenheimerFunds, Inc.
Portfolio Manager:
Justin Leverenz, CFA	Portfolio Manager	since 2007

The following replaces the information in the Prospectus for Transamerica Developing Markets Equity under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Developing Markets Equity

Name	Sub-Adviser	Positions Over Past Five Years
Justin Leverenz, CFA	OppenheimerFunds, Inc.	Portfolio Manager of the fund since 2007; Director of Emerging Markets Equities of the sub-adviser since January 2013; Senior Vice President of the sub-adviser since November 2009; Vice President of the sub-adviser from July 2004 to October 2009; Head of Research in Taiwan and Director of Pan-Asian Technology for Goldman Sachs from 2002-2004; Analyst and Head of Equity Research in Taiwan for Barclays de Zoete Wedd (now Credit Suisse) from 1993 to 1995 and 1997 to 2000, respectively

The following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – OppenheimerFunds, Inc. (“Oppenheimer”)”:

Transamerica Developing Markets Equity

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Justin Leverenz, CFA	9	$34.09 billion	3	$3.52 billion	2	$267.38 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Justin Leverenz, CFA	0	$0	0	$0	0	$0

The corresponding sentence in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers– OppenheimerFunds, Inc. (“Oppenheimer”)” is replaced as follows:

The Morningstar peer group category for Mr. Leverenz with respect to Transamerica Developing Markets Equity is Morningstar-Diversified Emerging Markets.

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Investors Should Retain this Supplement for Future Reference

April 10, 2017